Segment Information - Information by Segment (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2019
Disclosure Of Operating Segments [Abstract]
Other revenue	$ 969	$ 737	$ 1,706